Non-current financial assets (Details) - CHF (SFr)	Dec. 31, 2024	Dec. 31, 2023
Non-current financial assets
Security rental deposits	SFr 7,089	SFr 54,344
Total non-current financial assets	SFr 7,089	SFr 54,344